SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

3. SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation — The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of the Company and its majority-owned subsidiary MTBC Pvt. Ltd. The non-controlling interest is inconsequential to the consolidated financial statements. All intercompany accounts and transactions have been eliminated in consolidation.
Segment Reporting — The Company views its operations as comprising one operating segment. The Chief Operating Decision Maker, which is the Company’s Chief Executive Officer, monitors and reviews financial information at a consolidated level for assessing operating results and the allocation of resources.
Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions made by management include, but are not limited to: (1) revenue recognition; (2) asset impairments; (3) depreciable lives of assets; (4) allowance for doubtful accounts; and (5) fair value of identifiable purchased tangible and intangible assets, including determination of expected customer life. Actual results could significantly differ from those estimates.
Revenue Recognition — The Company recognizes revenue when there is evidence of an arrangement, the service has been provided to the customer, the collection of the fees is reasonably assured, and the amount of fees to be paid by the customer is fixed or determinable.
Since the Company’s customers do not run its software on their own hardware or that of a third party, and do not have the right to take possession of the software at any time, the two criteria required for an offering to be considered to include a software element as required by Accounting Standards Codification (“ASC”) 985-605, Software — Revenue Recognition, are not met. As a result, the Company recognizes revenue as a service for all of its offerings in accordance with service revenue guidance at ASC 605-20, Revenue Recognition — Services.
The Company bills its customers on a monthly basis, in arrears. Approximately 64% and 90% of revenue came from its comprehensive PracticePro product suite for the years ended December 31, 2014 and 2013, respectively, which includes revenue cycle management, practice management services and electronic health records. The fees charged to customers for the services provided under the PracticePro service suite are normally based upon a percentage of collections posted during the month. Fees charged to customers for the services provided under the PracticePro service suite are typically based on a percentage of net collections on the Company’s clients’ accounts receivable. The Company does not recognize revenue for PracticePro service fees until the Company has received notification that a claim has been accepted and the amount which the physician will collect is determined, as the fees are not fixed and determinable until such time. As a result of the 2014 acquisitions (see Note 4), approximately 36% of 2014 revenue was derived from the systems previously used by the acquired entities.
As it relates to fees charged to PracticePro customers at the outset of an arrangement, the Company charges a set fee which includes account set up, creating a website for the customer, establishing credentials, and training the customer’s office staff. This service does not have stand-alone value separate from the ongoing revenue cycle management, electronic health records and practice management services. The fees are deferred and recognized as revenue over the estimated customer relationship period (currently estimated to be five years).
The Company also generates revenue from a variety of ancillary services, including transcription services, patient statement services, coding services, platform usage fees for clients using third-party platforms, rebates received from third-party platforms, and consulting fees. Ancillary services are charged at a fixed fee per unit of work, such as per line transcribed or per patient statement prepared, and the Company recognizes revenue monthly as it performs the services.
The Company’s revenue arrangements generally do not include a general right of return for services provided.
Direct Operating Costs — Direct operating costs consist primarily of salaries and benefits related to personnel who provide services to clients, claims processing costs, and other direct costs related to the Company’s services. Costs associated with the implementation of new clients are expensed as incurred. The reported amounts of direct operating costs include allocated amounts for rent and overhead costs. Depreciation and amortization have not been allocated and are presented separately in the consolidated statements of operations.
Research and Development Expenses — Research and development expenses consist primarily of personnel-related costs. All such costs are expensed as incurred.
Advertising Costs — The Company expenses advertising costs as incurred. The Company incurred $103,624 and $61,536 of advertising costs for the years ended December 31, 2014 and 2013, respectively, which are included in selling and marketing expenses in the consolidated statements of operations.
Accounts Receivable — Accounts receivable are stated at their net realizable value. Accounts receivable are presented on the consolidated balance sheet net of an allowance for doubtful accounts, which is established based on reviews of receivable balances, an assessment of the customers’ current creditworthiness and the probability of collection.
The movement in the allowances for doubtful accounts for the years ended December 31, 2014 and 2013 was as follows:

	2014	2013
Beginning balance	$58,183	$250,520
Provision (reversal)	169,299	(32,824)
Write offs	(62,482)	(159,513)
Ending balance	$165,000	$58,183
Property and Equipment — Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line basis over the estimated lives of the assets ranging from three to five years. Ordinary maintenance and repairs are charged to expense as incurred.
Depreciation for computers is calculated over three years, while remaining assets (except leasehold improvements) are depreciated over five years.
The Company amortizes leasehold improvements over the lesser of the lease term or the economic life of those assets. Generally, the lease term is the base lease term plus certain renewal option periods for which renewal is reasonably assured and for which failure to exercise the renewal option would result in an economic penalty to the Company.
Intangible Assets — Intangible assets include customer contracts and relationships and covenants not-to-compete acquired in connection with acquisitions, as well as software purchase and development costs. These intangible assets are amortized on a straight-line basis over three years, which reflects the pattern in which economic benefits are expected to be realized. The Company concluded that use of the straight-line method was appropriate as the majority of the cash flows are expected to be recognized ratably over the estimated useful lives, without a significant degradation of the cash flows over time. The customer relationships and associated contracts represent the most significant portion of the value of the purchase price for every acquisition.
The Company reviews its intangible assets for impairment whenever changes in circumstances indicate that the carrying value amount of an asset may not be recoverable. If the sum of expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, the Company will recognize an impairment loss based on the fair value of the asset.
There was no impairment of intangibles or long-lived assets during the years ended December 31, 2014 and 2013.
Goodwill — The Company tests goodwill for impairment annually as of October 31st, referred to as the annual test date. The Company will also test for impairment between annual test dates if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Impairment testing for goodwill is performed at the reporting-unit level. The Company has determined that its business unit consists of a single operating unit.
If the Company determines that it is more likely than not that the fair value of the business (using both a market value and a discounted cash flow approach) is less than the enterprise value (defined as long-term debt plus shareholders’ equity), then the Company compares the implied fair value of the business’s goodwill to the book value of the goodwill, and if the fair value is less than the book value, the book value is written down to the fair value.
Software Development Costs — Software development expenses for the years ended December 31, 2014 and 2013 were $531,676 and $386,109, respectively. Software development expenses are disclosed as a separate line item in the consolidated statements of operations as research and development costs. There were no software costs capitalized for the years ended December 31, 2014 and 2013, respectively.
Stock-Based Compensation — We recognize compensation expense for all share-based payments granted and amended based on the grant date fair value. Compensation expense is generally recognized on a straight-line basis over the employee’s requisite service period based on the award’s estimated lives for fixed awards with ratable vesting provisions.
Business Combinations — The Company accounts for business combinations under the provisions of ASC 805-10, Business Combinations, which requires that the acquisition method of accounting be used for all business combinations. The Company has concluded that each of the businesses whose assets were acquired or are to be acquired constitute a business in accordance with ASC 805-10-55.
Assets acquired and liabilities assumed, including non-controlling interests, are recorded at the date of acquisition at their respective fair values. ASC 805-10 also specifies criteria that intangible assets acquired in a business combination must meet to be recognized and reported apart from goodwill. Goodwill represents the excess purchase price over the fair value of the tangible net assets and intangible assets acquired in a business combination. Acquisition-related expenses are recognized separately from the business combinations and are expensed as incurred. If the business combination provides for contingent consideration, the Company records the contingent consideration at fair value at the acquisition date with changes in the fair value after the acquisition date affecting earnings if recorded as a liability and affecting equity if recorded as an equity instrument. Changes in deferred tax asset valuation allowances and income tax uncertainties after the measurement period will affect income tax expense.
Income Taxes — The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company records net deferred tax assets to the extent that these assets will more likely than not be realized. All available positive and negative evidence is considered in making such a determination, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies, and results of recent operations. A valuation allowance would be recorded to reduce deferred income tax assets when it is determined that it is more likely than not that the Company would not be able to realize its deferred income tax assets in the future in excess of their net recorded amount.
The Company records uncertain tax positions on the basis of a two-step process whereby (1) the Company determines whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is greater than 50 percent likely to be realized upon ultimate settlement with the related tax authority. At December 31, 2014 and 2013, the Company did not have any uncertain tax positions that required recognition. Interest and penalties related to uncertain tax positions are recognized in income tax expense. For the years ended December 31, 2014 and 2013, the Company did not recognize any penalties or interest related to unrecognized tax benefits in its consolidated financial statements.
Deferred Rent — Deferred rent consists of rent escalation payment terms related to the Company’s operating leases for its facilities. Deferred rent represents the difference between actual operating lease payments due and straight-line rent expense, which is recorded by the Company over the term of the lease, including any construction period. The excess of the difference between actual operating lease payments due and straight-line rent expense is recorded as a deferred credit in the early periods of the lease when cash payments are generally lower than straight-line rent expense, and is reduced in the later periods of the lease when payments begin to exceed the straight-line expense.
Deferred Revenue — Deferred revenue primarily consists of payments received in advance of the revenue recognition criteria being met. Deferred revenue includes certain deferred implementation services fees that are recognized as revenue ratably over the longer of the life of the agreement or the estimated expected customer life, which is currently estimated to be five years. Deferred revenue that will be recognized during the succeeding 12-month period is recorded as current deferred revenue and the remaining portion is recorded as non-current. At the time of customer termination, any unrecognized service fees associated with implementation services are recognized as revenue.
Fair Value Measurements — ASC 825, Financial Instruments, requires the disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. The Company follows a fair value measurement hierarchy to measure financial instruments. The fair value of the Company’s financial instruments is measured using inputs from the three levels of the fair value hierarchy as follows:

Level 1 —	Inputs are unadjusted quoted market prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2 —
Inputs are directly or indirectly observable, which include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 —	Inputs are unobservable inputs that are used to measure fair value to the extent observable inputs are not available.

On September 23, 2013, the Company issued a convertible note that included a contingent convertible feature that was measured at fair value on a recurring basis. The note was converted to common stock in connection with the Company’s IPO. The Company’s contingent consideration is a Level 3 liability and is measured at fair value at the end of each reporting period. The Company has certain financial instruments that are not measured at fair value on a recurring basis. These financial instruments are subject to fair value adjustments only in certain circumstances and include cash, notes receivable from shareholder, receivables, accounts payable and accrued expenses, borrowings under term loans and line of credit, and notes payable (see Note 17).
Foreign Currency Translation — The financial statements of the Company’s subsidiary, located in Pakistan, are translated from rupees, its functional currency, into U.S. dollars, the Company’s functional currency. All foreign currency assets and liabilities are translated at the period-end exchange rate, and all revenue and expenses are translated at the average exchange rate for the period. The effects of translating the financial statements of the foreign subsidiary into U.S. dollars are reported as a cumulative translation adjustment, a separate component of accumulated other comprehensive loss in the consolidated statements of shareholders’ equity, except for transactions related to the intercompany receivable for which transaction adjustments are recorded in the consolidated statements of operations as they are not deemed to be permanently reinvested. Foreign currency transaction gains/losses are reported as a component of other (expense) income — net in the consolidated statements of operations and amounted to losses of $122,163 and gains of $199,919 for the years ended December 31, 2014 and 2013, respectively.
Initial Public Offering Costs — Initial public offering costs consist principally of professional fees, primarily legal and accounting, and other costs such as printing and registration costs incurred in connection with the initial public offering of the Company’s common stock. As of December 31, 2013, the Company incurred $1,312,850 of costs directly attributable to its IPO, which had been deferred and recorded in other assets in the consolidated balance sheet, including $430,125 which had been accrued and presented as a liability at December 31, 2013. During the year 2014, the Company incurred an additional $1,170,582 of costs directly attributable to its IPO. On July 23, 2014, the Company completed its IPO. The Company sold 4,080,000 shares of common stock at a price to the public of $5.00 per share, generating net proceeds of $16.3 million. As a result of IPO, additional paid-in-capital was reduced by $2,483,432 of such deferred costs. During the years ended December 31, 2014 and 2013, the Company incurred $862,886 and $281,048, respectively of professional fees related to the acquisitions discussed in Note 4, which are included in general and administrative expenses in the consolidated statement of operations.
Recent Accounting Pronouncements — From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) and are adopted by us as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently adopted and recently issued accounting pronouncements will not have a material impact on our consolidated financial position, results of operations, and cash flows.
In February 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The new standard requires an entity to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income (Loss) by component. The adoption of this guidance had no impact on the Company’s consolidated financial statements, but may have an effect on the required disclosures for future reporting periods.
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers which is authoritative guidance that implements a common revenue model that will enhance comparability across industries and requires enhanced disclosures. The new revenue recognition standard eliminates the transaction and industry specific revenue recognition guidance under the current rules and replaces it with a principle-based approach for determining revenue recognition. The new standard introduces a five-step principles based process to determine the timing and amount of revenue ultimately expected to be received from the customer. The core principle of the revenue recognition standard is that an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. This amendment will be effective for the Company’s interim and annual consolidated financial statements for fiscal year 2017 with either retrospective or modified retrospective treatment applied. The Company is currently evaluating the impact that this may have on the consolidated financial statements upon implementation.
In June 2014, the FASB issued guidance on stock compensation. The amendment requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718 as it relates to awards with performance conditions that affect vesting to account for such awards. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The amendment is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2015. Earlier adoption is permitted. Management does not believe that the adoption of this guidance will have any material impact on the Company’s consolidated financial position or results of operations.
In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements-Going Concern, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The new standard requires that in connection with preparing financial statements for each annual and interim reporting period, an entity’s management should evaluate and disclose in the notes to the financial statements whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. Management’s evaluation should be based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued (or at the date that the financial statements are available to be issued).
If applicable, the Company will be required to disclose (i) the principal conditions or events that raised substantial doubt about the entity’s ability to continue as a going concern (before consideration of management’s plans), (ii) management’s evaluation of the significance of those conditions or events in relation to the entity’s ability to meet its obligations, and (iii) either management’s plans that alleviated substantial doubt about the entity’s ability to continue as a going concern or management’s plans that are intended to mitigate the conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern.
This standard is effective for the Company’s interim and annual consolidated financial statements for fiscal year 2017, with earlier adoption permitted. The Company is currently evaluating the impact of this new standard.